Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Oct. 15, 2023	Oct. 13, 2024
Cash flows from operating activities
Net loss	$ (10,329)	$ (19,316)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on modification of operating leases	(3,281)	0
Depreciation expense	3,341	5,065
Non-cash operating lease expense	2,646	3,136
Paid-in-kind interest	0	4,942
Operating lease tenant allowances	1,272	(863)
Stock based compensation	361	1,065
Gain on change in fair value of warrant liabilities and other	(1,350)	(6,248)
Warrant expense	0	28
Interest on finance lease obligation	0	24
Amortization of debt issuance costs	897	1,199
Accounts receivable	188	(202)
Inventories	(28)	89
Prepaid expenses and other current assets	(85)	705
Operating right-of-use asset	0	(3,602)
Other long-term assets	(5,005)	927
Accrued occupancy costs	(4,210)	1,738
Other accrued liabilities	289	3,416
Operating lease liabilities	(4,697)	(5,144)
Net cash used in operating activities	(15,924)	(10,140)
Cash flows from investing activities
Purchase of property and equipment	(9,793)	(2,810)
Net cash used in investing activities	(9,793)	(2,810)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net	19,843	0
Payment of transaction costs related to reverse recapitalization and registration statements	(1,540)	(10)
Principal payments on finance lease obligation	0	(73)
Principal payments on long-term notes payable	(283)	(1,858)
Proceeds from warrant issuances	0	67
Debt issuance costs	(247)	76
Proceeds from long-term notes payable, net	7,499	4,821
Net cash provided by financing activities	25,272	3,023
Net change in cash, cash equivalents and restricted cash	(445)	(9,927)
Cash, cash equivalents and restricted cash - beginning of period	8,436	13,171
Cash, cash equivalents and restricted cash - end of period	7,991	3,244
Supplemental disclosures of cash flow information
Cash paid for interest	2,287	3,197
Cash paid for income taxes	0	61
Supplemental disclosures of non-cash operating, investing and financing activities
Transaction costs incurred in connection with the registration statements but not yet paid	0	66
Operating lease rent abatement	3,214	0
Right-of-use assets obtained in exchange for lease liabilities	(560)	7,844
Non-cash finance obligation	665	360
Issuance of contingently issuable warrants	0	401
Reclassification of liability-classified warrants	0	1,864
Transfer of warrants related to business combination	0	1,012
Non-cash capital expenditures included in accounts payable	2,798	1,719
Change in the redemption amount of the redeemable convertible preferred stock	1,423	0
Accretion of cumulative dividends on Series I redeemable convertible preferred stock	528	0
Nonrelated Party
Adjustments to reconcile net loss to net cash used in operating activities
Accounts payable	3,258	2,052
Related Party
Adjustments to reconcile net loss to net cash used in operating activities
Accounts payable	$ 809	$ 849